Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerators:
Income attributable to the Company	$ 1,029,445,000	$ 1,045,266,000	$ 1,109,890,000
Denominators:
Weighted average number of ordinary shares outstanding	304,440,184	302,339,124	301,877,303
Weighted average number of preference shares outstanding			1,937,819
Total weighted average shares outstanding	304,440,184	302,339,124	303,815,122
Potentially dilutive Ordinary shares	479,851	528,772	673,088.843862547
Total weighted average Ordinary shares outstanding assuming dilution	304,920,035	302,867,896	302,550,391.843863
Basic income per Ordinary share	$ 3.38	$ 3.46	$ 3.65
Fully diluted income per Ordinary share	$ 3.38	$ 3.45	$ 3.65